Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF	Dec. 30, 2024
Fidelity Total Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	6.84%
Past 5 years	2.26%
Since Inception	2.18%	[1]
Fidelity Total Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.96%
Past 5 years	0.94%
Since Inception	0.90%	[1]
Fidelity Total Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.00%
Past 5 years	1.21%
Since Inception	1.13%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.75%

[1]	A From October 6, 2014 .